Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Cash flows from (used in) Operating
Net loss	$ (8,306)	$ (23,957)	$ (47,237)
Adjustments for
Depreciation of property and equipment	984	450	390
Amortization of intangible assets and other asset	1,440	2,513	11,652
Amortization of right-of-use assets	337	352	429
Share-based compensation for stock option plan and stock appreciation rights	3,549	2,215	3,872
Impairment loss on intangible assets	3,488	0	0
Gain on lease termination	0	(121)	0
Change in fair value of derivative financial assets	23	492	217
Change in fair value of liability related to deferred stock unit plan	(9)	(224)	(221)
Interest on convertible unsecured senior notes and long-term debt	8,950	8,263	4,357
Interest paid on convertible unsecured senior notes and long-term debt	(10,005)	(8,812)	(4,634)
Interest income	(1,487)	(769)	(316)
Interest received	1,535	865	456
Income tax expense	2,005	421	443
Federal investment tax credits	(1,488)	0	0
Income taxes paid	(588)	(848)	(109)
Foreign exchange	114	282	1,209
Gain on repurchase of convertible unsecured senior notes	0	0	(357)
Accretion expense, write-off, amortization of deferred financing costs and other	1,469	3,052	2,140
Change in fair value of Marathon Warrants	(513)	(1,525)	0
Loss on long-term debt modifications and repayment	5,898	3,540	0
Cash flows from (used in) operations before changes in working capital	7,396	(13,811)	(27,709)
Change in operating assets and liabilities
Trade and other receivables	(2,195)	(902)	(1,669)
Tax credits receivable	281	(215)	126
Inventories	785	10,327	8,991
Prepaid expenses and deposits	(298)	4,511	3,058
Accounts payable and accrued liabilities	(1,830)	(7,508)	(1,100)
Provisions	(1,760)	1,920	3,627
Deferred revenue	0	0	(16)
Increase (decrease) in working capital	(5,017)	8,133	13,017
Total cash from (used) in operating activities	2,379	(5,678)	(14,692)
Financing activities
Repurchase of convertible unsecured senior notes	0	(27,452)	(28,746)
Costs related to repurchase of convertible unsecured senior notes	0	0	(73)
Proceeds from issuance of long-term debt	45,000	20,000	40,000
Costs related to issuance of long-term debt	(424)	(700)	(2,285)
Repayment of long-term debt	(60,600)	0	0
Costs related to repayment of long-term debt	(4,308)	0	0
Proceeds from exercise of Options	0	0	21
Proceeds from issue of common shares, Public Offering Warrants and subscription receipts	0	25,160	2,960
Costs related to issuance of common shares, Public Offering Warrants and subscription receipts	(505)	(1,585)	(89)
Deferred financing costs	(165)	(196)	(1,527)
Payment of lease liability	(485)	(452)	(605)
Total cash (used in) from financing activities	(21,487)	14,775	9,656
Investing activities
Acquisition of intangible assets	(1,500)	(1,500)	0
Acquisition of property and equipment	0	(318)	(985)
Proceeds from sale of bonds and money market funds	2,819	3,030	9,906
Acquisition of bonds and money market funds	(436)	0	(239)
Other	59	(104)	0
Total cash from investing activities	942	1,108	8,682
Net change in cash	(18,166)	10,205	3,646
Cash, beginning of year	34,097	23,856	20,399
Effect of foreign exchange on cash	(32)	36	(189)
Cash and cash equivalent held in escrow, end of year	$ 15,899	$ 34,097	$ 23,856